Segment Reporting (Details)		12 Months Ended
	Jun. 02, 2025	Jun. 30, 2025
Segment Reporting [Abstract]
Operating segment	1	2
Reporting segment	1	2
Segment description		The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		chief operating decision maker